Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco 1-30 Laddered Treasury ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco Preferred ETF
Invesco PureBetaSM US Aggregate Bond ETF
Invesco Senior Loan ETF
Invesco Taxable Municipal Bond ETF
Invesco Treasury Collateral ETF
Invesco Variable Rate Preferred ETF
Invesco VRDO Tax-Free Weekly ETF

(each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Invesco 1-30 Laddered Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco 1-30 Laddered Treasury ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco California AMT-Free Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco California AMT-Free Municipal Bond ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco CEF Income Composite ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco CEF Income Composite ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Fundamental High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Fundamental High Yield® Corporate Bond ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Fundamental Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Fundamental Investment Grade Corporate Bond ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco National AMT-Free Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco National AMT-Free Municipal Bond ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco New York AMT-Free Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco New York AMT-Free Municipal Bond ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Preferred ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Preferred ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco PureBeta US Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco PureBetaSM US Aggregate Bond ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Senior Loan ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Taxable Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Taxable Municipal Bond ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Treasury Collateral ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Treasury Collateral ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco Variable Rate Preferred ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Variable Rate Preferred ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Invesco VRDO Tax-Free Weekly ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco VRDO Tax-Free Weekly ETF (each, a “Fund” and collectively, the “Funds”)
Effective immediately, for each Fund, the following disclosure replaces the first paragraph in the section “Summary Information – Fund Fees and Expenses”:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.